DEBT - SMP Holdings Term Loan (Narrative) (Details) $ in Millions		1 Months Ended	12 Months Ended
	Mar. 21, 2017 USD ($)	Dec. 31, 2017	Dec. 31, 2019 USD ($) shares	Mar. 31, 2020 USD ($) shares
Debt Instrument [Line Items]
Debt instrument variable interest rate spread			2.75%
Long term debt instrument interest rate at a point in time				7.00%
Senior Secured Term Loan B
Debt Instrument [Line Items]
Debt instrument face amount	$ 300.0
Long term debt maturity date	May 15, 2022
Summit Midstream Partners Holdings L L C | Senior Secured Term Loan B
Debt Instrument [Line Items]
Debt instrument face amount	$ 300.0
Long term debt maturity date	May 15, 2022
Long term debt instrument interest rate at a point in time			7.80%
Debt instrument operating cash flow ratio to be maintained		2.0
SMLP common units pledged as collateral under the SMPH Term Loan | shares			34.6	34,600,000
Excess cash flow to be paid			$ 2.5	$ 4.8
Debt issuance costs gross			$ 8.7
London Interbank Offered Rate (LIBOR) | Senior Secured Term Loan B
Debt Instrument [Line Items]
Long term debt instrument interest rate at a point in time	6.00%			6.00%
London Interbank Offered Rate (LIBOR) | Summit Midstream Partners Holdings L L C | Senior Secured Term Loan B
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	6.00%		6.00%
ABR | Senior Secured Term Loan B
Debt Instrument [Line Items]
Long term debt instrument interest rate at a point in time	5.00%
ABR | Summit Midstream Partners Holdings L L C | Senior Secured Term Loan B
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	5.00%